Business developments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 York Capital Management USD ($) year	Dec. 31, 2010 York Capital Management CHF year	Mar. 24, 2011 Neue Aargauer Bank AG
Business Acquisition
Cash paid for the interests acquired by the Group	$ 425	419
Period of financial performance for earn-out payment (in years)	5	5
Percentage of interests acquired by the Group			100.00%